Note 5. Property, Plant and Equipment (Tables)	12 Months Ended
Oct. 31, 2012
Property, Plant and Equipment [Table Text Block]
As of October 31	2012		2011
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Land	$2,828	$-	$2,834	$-
Buildings	84,030	45,677	82,800	43,060
Equipment	83,422	61,989	80,627	56,923
Furniture and fixtures	1,604	1,604	1,608	1,566
Computer systems	82,642	77,331	77,869	73,112
Leasehold improvements	10,779	1,593	10,752	1,046
Facility modifications	36,641	30,237	36,418	26,462
Construction in-progress	4,702	-	6,951	-
	306,648	$218,431	299,859	$202,169
Accumulated depreciation	(218,431)		(202,169)
Property, plant and equipment	$88,217		$97,690